UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-371-3966

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  February 14, 2000


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      15

Form 13F Information Table Value Total:       252,077,288

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

AIR EXPRESS                    CS               009104100     6698   207300 SH       SOLE                   207300
ASSOCIATED GROUP               CS               045651106    19805   216600 SH       SOLE                   216600
CELL GENESYS                   CS               150921104     1290   102700 SH       SOLE                   102700
CONSOLIDATED NATURAL GAS       CS               209615103    66236  1020000 SH       SOLE                  1020000
GENERAL INSTRUMENT             CS               370120107    66085   783000 SH       SOLE                   783000
GENESYS TELECOM                CS               371931106    24382   451000 SH       SOLE                   451000
OAK INDUSTRIES                 CS               671400505     1677    15800 SH       SOLE                    15800
OPTICAL COATING                CS               683829105     7338    25000 SH       SOLE                    25000
RAYTECH GROUP                  CS               755103108      686   203300 SH       SOLE                   203300
REPUBLIC NY                    CS               760719104    33674   467700 SH       SOLE                   467700
RESURGENCE PROPERTIES COMMON ( CS               76126R109       38   767400 SH       SOLE                   767400
SAFESKIN                       CS               786454108     4193   345800 SH       SOLE                   345800
SHIRE PHARMACUTICAL ADR        CS               82481R106     4794   165313 SH       SOLE                   165313
TELEBANC FINANCIAL             CS               87925R109    14720   568900 SH       SOLE                   568900
VENTIV HEALTH INC              CS               922793104      459    49999 SH       SOLE                    49999